EARNINGS PER SHARE AND DISTRIBUTIONS (Dividends and Distributions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 employee	Dec. 31, 2013	Dec. 31, 2012
EARNINGS PER SHARE AND DITRIBUTIONS
Number of senior employees holding ownership interests in Fortress Operating Group RPUs	1
Dividends and distributions
Declared in Prior Year, Paid Current Year	$ 5,160	$ 31,997	$ 29,423
Declared and Paid, Declared in Current Year	242,608	130,622	60,608
Declared but not yet Paid, Declared in Current Year	0	5,160	31,997
Total	242,608	135,782	92,605
Fortress Operating Group unit holders [Member]
Dividends and distributions
Declared in Prior Year, Paid Current Year	5,160	30,725	27,561
Declared and Paid, Declared in Current Year	136,748	72,295	15,895
Declared but not yet Paid, Declared in Current Year	0	5,160	30,725
Total	136,748	77,455	46,620
Restricted Class A share units [Member]
Dividends and distributions
Declared in Prior Year, Paid Current Year	0	0	0
Declared and Paid, Declared in Current Year	3,996	1,652	1,795
Declared but not yet Paid, Declared in Current Year	0	0	0
Total	3,996	1,652	1,795
Fortress Operating Group RPU holders [Member]
Dividends and distributions
Declared in Prior Year, Paid Current Year		1,272	1,862
Declared and Paid, Declared in Current Year		401	540
Declared but not yet Paid, Declared in Current Year		0	1,272
Total		401	1,812
Class A Shares [Member]
Dividends and distributions
Declared in Prior Year, Paid Current Year	0	0	0
Declared and Paid, Declared in Current Year	101,864	56,274	42,378
Declared but not yet Paid, Declared in Current Year	0	0	0
Total	$ 101,864	$ 56,274	$ 42,378